Share information and earnings per share - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Shares issued
Balance at the beginning of the year	3,859,055,395	3,859,055,395	3,855,634,749
Issuance / (canceled) of shares	(156,632,400)		3,420,646
Balance at the end of the year	3,702,422,995	3,859,055,395	3,859,055,395
Treasury shares
Balance at the beginning of the year	307,477,002	243,021,296	166,467,802
Acquisitions	214,270,175	128,372,257	146,876,692
Disposals	(62,299,449)	(63,916,551)	(70,323,198)
Cancellation of second trading line treasury shares	(156,632,400)
Balance at the end of the year	302,815,328	307,477,002	243,021,296
Shares outstanding	3,399,607,667	3,551,578,393	3,616,034,099
Basic and diluted earnings
Net profit / (loss) attributable to shareholders	$ 7,457	$ 6,557	$ 4,304
Less: (profit) / loss on own equity derivative contracts	0	(1)	0
Net profit / (loss) attributable to shareholders for diluted EPS	$ 7,457	$ 6,556	$ 4,304
Weighted average shares outstanding
Weighted average shares outstanding for basic EPS	3,482,963,682	3,583,176,189	3,663,278,238
Effect of dilutive potential shares resulting from notional shares, in-the-money options and warrants outstanding	144,277,693	123,852,137	103,881,600
Weighted average shares outstanding for diluted EPS	3,627,241,375	3,707,028,326	3,767,159,838
Earnings per share
Basic	$ 2.14	$ 1.83	$ 1.17
Diluted	$ 2.06	$ 1.77	$ 1.14
Potentially dilutive instruments
Employee share-based compensation awards	5,886,945	2,536,789
Other equity derivative contracts	6,553,051	11,414,728	21,632,879
Total	12,439,996	13,951,517	21,632,879
UBS AG
Shares issued
Balance at the beginning of the year	3,858,408,466
Balance at the end of the year	3,858,408,466	3,858,408,466
Basic and diluted earnings
Net profit / (loss) attributable to shareholders	$ 7,032	$ 6,196	$ 3,965